Retirement benefit obligations	3 Months Ended
Mar. 31, 2025
Disclosure of defined benefit plans [abstract]
Retirement benefit obligations	Retirement benefit obligations
Retirement benefit obligations include the liability for the defined benefit plan, measured based on the provisions stipulated under the applicable collective agreements, i.e. the French pharmaceutical industry’s collective agreement. This commitment only applies to employees subject to French law. Employees in the U.S. benefit from defined contribution plans (401(k)).